1605(c) De-SPAC and Related Financing Transactions, Effects	Oct. 05, 2026
Effects of the de-SPAC and Related Financing Transactions [Line Items]
Effects of the de-SPAC and Related Financing Transactions, Detriments [Text Block]

Benefits and Detriments of the Business Combination

Stakeholder	Benefits	Detriments
MKLY

The consummation of the Business Combination avoids the liquidation of the trust account and is expected to create value for MKLY and the MKLY Public Shareholders. Should the Business Combination with Space-Eyes close successfully, MKLY will therefore benefit.

By pursuing the Business Combination, MKLY could have potentially forgone opportunities to identify a target with more optimal risk/return profile than MKLY that would create greater value for MKLY than the MKLY Public Shareholders.

The Sponsor and its Affiliates	The consummation of the Business Combination avoids the liquidation of the trust account and is expected to create value for MKLY and the MKLY Public Shareholders.

By pursuing the Business Combination, MKLY could have potentially forgone opportunities to identify a target with more optimal risk/return profile than MKLY that would create greater value for MKLY than the MKLY Public Shareholders.

MKLY Public Shareholders

In connection with the IPO, the MKLY Public Shareholders purchased each MKLY Unit at a price of $10.00 per unit. If any MKLY Public Shareholder does not elect to redeem their MKLY Public Shares in connection with the Business Combination following the Closing of the Business Combination, to the extent that the New Space-Eyes Common Stock will be trading above $10.00 per

Upon the consummation of Business Combination, MKLY Public Shareholders will experience immediate dilution of their shareholdings in MKLY. Assuming that no MKLY Public Shareholders exercise redemption rights with respect to their MKLY Public Shares upon completion of the Business Combination, that 5,002,542 shares of New Space-Eyes Common Stock are to be issued to the PIPE Investors in connection with the Transaction

Stakeholder	Benefits	Detriments
share, MKLY Public Shareholders may receive returns on their investments on MKLY Public Shares upon the disposition of such shares.

Financing, that there are no pre-Closing transfers, distributions or forfeitures of securities held by the Sponsor, and that no shares of New Space-Eyes Common Stock are issued pursuant to the Incentive Plan, (i) the MKLY Public Shareholders, (ii) the Sponsor, (iii) legacy Space-Eyes shareholders and noteholders, (iv) the non-managing Sponsor investors, (v) the Underwriters, in each case, will own approximately 35.4%, 11.9%, 51.4%, 0.7%, and 0.6% of the issued and outstanding shares of New Space-Eyes Common Stock, respectively, without any conversion or exercise of notes, options or warrants.

In connection with the IPO, the MKLY Public Shareholders purchased each MKLY Unit at a price of US$10.00 per unit. If any MKLY Public Shareholder does not elect to redeem its MKLY Public Shares in connection with the Business Combination, following the Closing of the Business Combination, to the extent that New Space-Eyes Common Stock will be trading above $10.00 per share, MKLY Public Shareholders may receive returns on their investments on MKLY Public Shares upon the disposition of such shares.

Space-Eyes

After the consummation of the Business Combination, New Space-Eyes Common Stock will be listed on Nasdaq. As a U.S. public company, New Space-Eyes will enjoy enhanced visibility in the capital markets. In addition, New Space-Eyes will be able to raise funds through the U.S. public capital markets, providing it with access to capital to execute its expansion and growth strategies.

As a public company, Space-Eyes will incur significant legal, accounting and other expenses that Space-Eyes does not incur as a privately held company. Space-Eyes will be subject to the reporting requirements of the Exchange Act, and will be required to comply with the applicable requirements of the Sarbanes-Oxley Act and the Dodd-Frank Wall Street Reform and Consumer Protection Act, as well as rules and regulations of the SEC and Nasdaq,

Space-Eyes stockholders acquired their respective Space-Eyes shares at a price lower than $10.00 per share. To the extent that the New Space-Eyes Common Stock will trade above their per share acquisition price, Space-Eyes stockholders will receive a positive return on their respective investments in Space-Eyes.

including the establishment and maintenance of effective financial and disclosure controls, changes in corporate governance practices and required filing of annual, quarterly and current reports with respect to Space-Eyes’ business and results of operations. Space-Eyes and New Space-Eyes expect that its management and other personnel will need to divert attention from operational and other business matters to devote substantial time to these public company requirements.

MKLY [Member]
Effects of the de-SPAC and Related Financing Transactions [Line Items]
Effects of the de-SPAC and Related Financing Transactions, Benefits [Text Block]	The consummation of the Business Combination avoids the liquidation of the trust account and is expected to create value for MKLY and the MKLY Public Shareholders. Should the Business Combination with Space-Eyes close successfully, MKLY will therefore benefit.
SPAC Sponsor and its Affiliates [Member]
Effects of the de-SPAC and Related Financing Transactions [Line Items]
Effects of the de-SPAC and Related Financing Transactions, Benefits [Text Block]	The consummation of the Business Combination avoids the liquidation of the trust account and is expected to create value for MKLY and the MKLY Public Shareholders.
MKLY Public Shareholders [Member]
Effects of the de-SPAC and Related Financing Transactions [Line Items]
Effects of the de-SPAC and Related Financing Transactions, Benefits [Text Block]

In connection with the IPO, the MKLY Public Shareholders purchased each MKLY Unit at a price of $10.00 per unit. If any MKLY Public Shareholder does not elect to redeem their MKLY Public Shares in connection with the Business Combination following the Closing of the Business Combination, to the extent that the New Space-Eyes Common Stock will be trading above $10.00 per

Upon the consummation of Business Combination, MKLY Public Shareholders will experience immediate dilution of their shareholdings in MKLY.
Space-Eyes [Member]
Effects of the de-SPAC and Related Financing Transactions [Line Items]
Effects of the de-SPAC and Related Financing Transactions, Benefits [Text Block]	After the consummation of the Business Combination, New Space-Eyes Common Stock will be listed on Nasdaq. As a U.S. public company, New Space-Eyes will enjoy enhanced visibility in the capital markets. In addition, New Space-Eyes will be able to raise funds through the U.S. public capital markets, providing it with access to capital to execute its expansion and growth strategies.